Columbia Seligman Technology and Information Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Technology and Information Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 12.7%
Cable & Satellite 1.3%
Comcast Corp., Class A	4,488,924	177,626,722
Interactive Media & Services 10.4%
Alphabet, Inc., Class A	3,053,480	498,877,562
Alphabet, Inc., Class C	1,534,960	253,437,246
Match Group, Inc.(a)	4,554,500	169,472,945
Meta Platforms, Inc., Class A(b)	676,750	352,796,543
Pinterest, Inc., Class A(a)	2,126,756	68,141,262
TripAdvisor, Inc.(a)	2,568,100	37,263,131
Total		1,379,988,689
Movies & Entertainment 1.0%
Walt Disney Co. (The)	1,480,100	133,771,438
Total Communication Services		1,691,386,849
Consumer Discretionary 5.4%
Broadline Retail 5.4%
Amazon.com, Inc.(a)	1,810,900	323,245,650
eBay, Inc.	6,751,774	399,029,843
Total		722,275,493
Education Services 0.0%
Coursera, Inc.(a)	121,700	985,770
Total Consumer Discretionary		723,261,263
Financials 7.2%
Transaction & Payment Processing Services 7.2%
Block, Inc., Class A(a)	1,027,950	67,926,936
Fiserv, Inc.(a)	650,173	113,520,206
Global Payments, Inc.	3,157,459	350,509,524
Shift4 Payments, Inc., Class A(a)	1,216,694	101,107,271
Visa, Inc., Class A	1,173,125	324,216,556
Total		957,280,493
Total Financials		957,280,493
Health Care 0.2%
Common Stocks (continued)
Issuer	Shares	Value ($)
Biotechnology 0.2%
Apnimed, Inc.(a),(c),(d),(e)	1,127,586	14,340,188
Apnimed, Inc.(a),(c),(d),(e)	675,613	8,592,176
Apnimed, Inc.(a),(c),(d),(e)	360,327	4,582,495
Apnimed, Inc.(a),(c),(d),(e)	450,409	5,728,121
Total		33,242,980
Total Health Care		33,242,980
Industrials 2.9%
Heavy Electrical Equipment 2.3%
Bloom Energy Corp., Class A(a),(f)	26,071,542	310,512,065
Passenger Ground Transportation 0.6%
Lyft, Inc., Class A(a)	6,674,800	77,894,916
Total Industrials		388,406,981
Information Technology 66.6%
Application Software 6.7%
ANSYS, Inc.(a)	188,800	60,684,096
Dropbox, Inc., Class A(a)	11,064,909	278,171,812
Five9, Inc.(a)	1,477,800	47,659,050
RingCentral, Inc., Class A(a),(f)	4,356,958	145,217,410
Salesforce, Inc.	583,074	147,459,415
Synopsys, Inc.(a)	367,492	190,941,493
Verint Systems, Inc.(a)	664,813	20,974,850
Total		891,108,126
Communications Equipment 4.4%
Arista Networks, Inc.(a),(b)	383,014	135,349,487
Cisco Systems, Inc.	2,666,000	134,739,640
F5, Inc.(a)	1,103,003	224,075,060
Juniper Networks, Inc.	1,687,700	65,617,776
Lumentum Holdings, Inc.(a)	528,717	30,459,386
Total		590,241,349
Electronic Equipment & Instruments 1.2%
Advanced Energy Industries, Inc.	1,544,568	163,863,219
Internet Services & Infrastructure 2.5%
GoDaddy, Inc., Class A(a),(b)	1,997,161	334,344,723
IT Consulting & Other Services 0.5%
Amdocs Ltd.	796,100	69,236,817

Columbia Seligman Technology and Information Fund  | 2024

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductor Materials & Equipment 9.2%
Applied Materials, Inc.	1,867,311	368,345,768
Kulicke & Soffa Industries, Inc.	384,876	16,861,417
Lam Research Corp.	694,062	569,831,843
Teradyne, Inc.	1,923,912	263,056,488
Total		1,218,095,516
Semiconductors 21.3%
Analog Devices, Inc.(b)	432,602	101,592,254
Broadcom, Inc.	4,455,920	725,512,894
indie Semiconductor, Inc., Class A(a)	2,000,000	8,300,000
Marvell Technology, Inc.	3,653,274	278,525,610
NVIDIA Corp.	5,708,350	681,405,739
NXP Semiconductors NV	789,960	202,514,146
ON Semiconductor Corp.(a)	3,208,075	249,812,800
Renesas Electronics Corp.	12,189,700	212,216,340
Semtech Corp.(a)	3,269,400	143,265,108
Synaptics, Inc.(a),(f)	2,931,175	238,656,268
Total		2,841,801,159
Systems Software 12.4%
Adeia, Inc.(f)	7,726,106	97,348,936
Gen Digital, Inc.	12,791,308	338,458,010
Microsoft Corp.	1,506,950	628,609,123
Oracle Corp.	2,230,176	315,101,567
Palo Alto Networks, Inc.(a)	405,210	146,977,771
Tenable Holdings, Inc.(a)	2,676,227	110,474,651
Varonis Systems, Inc.(a)	238,500	13,499,100
Total		1,650,469,158
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.	2,803,500	642,001,500
NetApp, Inc.	2,090,129	252,320,373
Western Digital Corp.(a)	3,349,627	219,702,035
Total		1,114,023,908
Total Information Technology		8,873,183,975
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.5%
Telecom Tower REITs 2.5%
American Tower Corp.	749,195	167,864,632
Crown Castle, Inc.(b)	1,418,217	158,868,668
Total		326,733,300
Total Real Estate		326,733,300
Total Common Stocks (Cost: $7,203,667,104)		12,993,495,841

Exchange-Traded Equity Funds 0.1%

Financials 0.1%
Diversified Capital Markets 0.1%
Columbia Semiconductor and Technology ETF(f)	540,600	13,932,127
Total Financials		13,932,127
Total Exchange-Traded Equity Funds (Cost: $8,811,780)		13,932,127

Put Option Contracts Purchased 0.0%
Value ($)
(Cost: $1,294,732)	460,850

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(f),(g)	317,968,841	317,905,248
Total Money Market Funds (Cost: $317,852,314)		317,905,248
Total Investments in Securities (Cost $7,531,625,930)		13,325,794,066
Other Assets & Liabilities, Net		5,623,303
Net Assets		$13,331,417,369
At August 31, 2024, securities and/or cash totaling $243,270,245 were pledged as collateral.
Columbia Seligman Technology and Information Fund  | 2024

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, August 31, 2024 (Unaudited)
Investments in derivatives
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Crown Castle, Inc.	Morgan Stanley	USD	79,422,180	7,090	100.00	10/18/2024	1,294,732	460,850

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Analog Devices, Inc.	Morgan Stanley	USD	(59,719,812)	(2,543)	260.00	12/20/2024	(2,556,720)	(1,551,230)
Arista Networks, Inc.	Morgan Stanley	USD	(8,693,148)	(246)	380.00	9/20/2024	(343,596)	(61,500)
Crown Castle, Inc.	Morgan Stanley	USD	(39,711,090)	(3,545)	125.00	10/18/2024	(249,714)	(97,488)
Crown Castle, Inc.	Morgan Stanley	USD	(39,711,090)	(3,545)	120.00	10/18/2024	(352,474)	(257,012)
GoDaddy, Inc.	Morgan Stanley	USD	(42,522,140)	(2,540)	160.00	11/15/2024	(1,455,133)	(3,632,200)
Meta Platforms, Inc.	Morgan Stanley	USD	(52,912,965)	(1,015)	600.00	10/18/2024	(808,956)	(232,943)
Total							(5,766,593)	(5,832,373)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $33,242,980, which represents 0.25% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2024, the total market value of these securities amounted to $33,242,980, which represents 0.25% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	04/28/2022	360,327	4,002,965	4,582,495
Apnimed, Inc.	12/22/2022	450,409	5,005,765	5,728,121
Apnimed, Inc.	04/28/2022	675,613	5,999,993	8,592,176
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	14,340,188
			25,008,720	33,242,980

(e)	Valuation based on significant unobservable inputs.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Adeia, Inc.
	88,552,353	2,708,316	—	6,088,267	97,348,936	—	386,305	7,726,106
Bloom Energy Corp., Class A
	404,766,062	17,192,585	—	(111,446,582)	310,512,065	—	—	26,071,542
Columbia Semiconductor and Technology ETF
	14,374,554	—	—	(442,427)	13,932,127	—	—	540,600
Columbia Short-Term Cash Fund, 5.521%
	648,432,132	427,862,034	(758,376,704)	(12,214)	317,905,248	1,799	8,056,718	317,968,841
RingCentral, Inc., Class A‡
	—	13,007,283	—	(1,386,290)	145,217,410	—	—	4,356,958

Columbia Seligman Technology and Information Fund  | 2024

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, August 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Synaptics, Inc.
	262,710,831	10,497,949	—	(34,552,512)	238,656,268	—	—	2,931,175
Transphorm, Inc.†
	15,373,493	—	(9,740,372)*	(5,633,121)	—	6,662,310	—	—
Total	1,434,209,425			(147,384,879)	1,123,572,054	6,664,109	8,443,023

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.
*	Includes the effects of a corporate action.

(g)	The rate shown is the seven-day current annualized yield at August 31, 2024.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Technology and Information Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT219_05_P01_(10/24)